Market Risk - Summary of Balance Sheet Allocation by Market Risk Classification (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Market Risk [line items]
Cash and balances at central banks	£ 24,180		£ 32,771	£ 17,107
- Trading assets			30,555
- Derivative financial instruments	5,321		19,942
- Other financial assets at FVTPL	6,137		2,096
- Loans and advances to customers	201,619		199,332
- Loans and advances to banks	3,515		3,466
Financial assets at FVOCI	13,302
Financial investments			17,611
Retirement benefit assets	842		449
Total assets	289,381	£ 314,500	314,760	302,510
- Trading liabilities			31,109
- Derivative financial instruments	1,594		17,613
- Other financial liabilities at FVTPL	6,286		2,315
- Deposits by customers	173,692		177,421
- Deposits by banks	17,824		12,708
- Debt securities in issue	55,906		48,860
- Subordinated liabilities	3,601		3,793
Retirement benefit obligations	115		286
Total liabilities	273,161		298,558	£ 287,057
Banking Market Risk [member]
Market Risk [line items]
Cash and balances at central banks	24,180		32,771
- Derivative financial instruments	4,621		5,198
- Other financial assets at FVTPL	6,137		2,096
- Loans and advances to customers	201,619		199,332
- Loans and advances to banks	3,515		3,466
- Reverse repurchase agreements - non trading	21,127		2,614
- Other financial assets at amortised cost	7,228
Financial assets at FVOCI	13,302
Financial investments			17,611
Macro hedge of interest rate risk	697		833
Retirement benefit assets	842		449
Total assets	283,268		264,370
- Derivative financial instruments	875		722
- Other financial liabilities at FVTPL	6,286		703
- Deposits by customers	173,692		177,421
- Deposits by banks	17,824		12,708
- Repurchase agreements - non trading	10,910		1,076
- Debt securities in issue	55,906		48,860
- Subordinated liabilities	3,601		3,793
Macro hedge of interest rate risk	242
Retirement benefit obligations	115		286
Total liabilities	269,451		245,569
Trading Market Risk [member]
Market Risk [line items]
- Trading assets			30,555
- Derivative financial instruments	700		14,744
Total assets	700		45,299
- Trading liabilities			31,109
- Derivative financial instruments	719		16,891
- Other financial liabilities at FVTPL			1,612
Total liabilities	719		49,612
Market Risk [member]
Market Risk [line items]
Cash and balances at central banks	24,180		32,771
- Trading assets			30,555
- Derivative financial instruments	5,321		19,942
- Other financial assets at FVTPL	6,137		2,096
- Loans and advances to customers	201,619		199,332
- Loans and advances to banks	3,515		3,466
- Reverse repurchase agreements - non trading	21,127		2,614
- Other financial assets at amortised cost	7,228
Financial assets at FVOCI	13,302
Financial investments			17,611
Macro hedge of interest rate risk	697		833
Retirement benefit assets	842		449
Total assets	283,968		309,669
- Trading liabilities			31,109
- Derivative financial instruments	1,594		17,613
- Other financial liabilities at FVTPL	6,286		2,315
- Deposits by customers	173,692		177,421
- Deposits by banks	17,824		12,708
- Repurchase agreements - non trading	10,910		1,076
- Debt securities in issue	55,906		48,860
- Subordinated liabilities	3,601		3,793
Macro hedge of interest rate risk	242
Retirement benefit obligations	115		286
Total liabilities	£ 270,170		£ 295,181